Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	¥ 49,086,078	¥ 28,629,731	¥ 18,135,190
Cost of sales	(23,350,341)	(13,548,861)	(8,467,496)
Gross profit	25,735,737	15,080,870	9,667,694
Selling, general and administrative expenses	(22,417,000)	(13,276,524)	(8,828,416)
Other operating income	545,185	65,601	108,562
Other operating expenses	(2,114,577)	(80,074)	(65,350)
Operating profit	1,749,345	1,789,873	882,490
Finance income	9,488	19,957	25,893
Finance costs	(87,746)	(26,065)	(20,545)
Profit before tax	1,671,087	1,783,765	887,838
Income tax expense	(1,350,710)	(638,948)	(310,010)
Net profit	320,377	1,144,817	577,828
Net profit attributable to owners of the parent	¥ 320,377	¥ 1,144,817	¥ 577,828
Earnings per share
Basic (Yen)	¥ 15.44	¥ 56.82	¥ 29.51
Diluted (Yen)	¥ 14.82	¥ 53.54	¥ 29.09